FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	335,076	$456,305	(a)
Koninklijke KPN NV	251,212	865,458	(a)
Telefonica SA	234,552	917,069	(a)
Telenor ASA	63,664	730,639

Total Diversified Telecommunication Services		2,969,471

Entertainment - 1.1%
NetEase Inc.	27,700	499,752	(a)
Nexon Co. Ltd.	35,000	636,618	(a)
Nintendo Co. Ltd.	22,000	1,144,746	(a)

Total Entertainment		2,281,116

Interactive Media & Services - 1.0%
Auto Trader Group PLC	100,000	918,665	(a)
Kakaku.com Inc.	20,200	249,580	(a)
Rightmove PLC	123,903	910,810	(a)

Total Interactive Media & Services		2,079,055

Media - 0.9%
Publicis Groupe SA	8,154	757,603	(a)
Vivendi SE	51,378	550,000	(a)
WPP PLC	61,517	587,604	(a)

Total Media		1,895,207

TOTAL COMMUNICATION SERVICES		9,224,849

CONSUMER DISCRETIONARY - 12.3%
Automobile Components - 1.0%
Cie Generale des Etablissements Michelin SCA	18,930	680,090	(a)
Continental AG	8,972	762,005	(a)
Niterra Co. Ltd.	30,200	715,253	(a)

Total Automobile Components		2,157,348

Automobiles - 2.8%
Bayerische Motoren Werke AG	5,584	621,341	(a)
Honda Motor Co. Ltd.	125,400	1,293,528	(a)
Isuzu Motors Ltd.	49,100	629,446	(a)
Kia Corp.	8,846	684,091	(a)
Mazda Motor Corp.	106,200	1,135,181	(a)
Toyota Motor Corp.	59,945	1,098,415	(a)
Volkswagen AG	2,568	336,036	(a)

Total Automobiles		5,798,038

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Broadline Retail - 0.8%
Dollarama Inc.	7,800	$562,108
Next PLC	11,356	1,173,925	(a)

Total Broadline Retail		1,736,033

Diversified Consumer Services - 0.3%
Pearson PLC	50,262	617,365	(a)

Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	36,859	1,008,585	(a)
InterContinental Hotels Group PLC	10,638	959,291	(a)
La Francaise des Jeux SAEM	13,403	486,862	(a)

Total Hotels, Restaurants & Leisure		2,454,738

Household Durables - 0.5%
Sony Group Corp.	10,642	1,007,083	(a)

Leisure Products - 0.6%
Sankyo Co. Ltd.	20,700	1,205,362	(a)

Specialty Retail - 0.9%
Industria de Diseno Textil SA	27,445	1,197,537	(a)
JD Sports Fashion PLC	305,138	643,944	(a)

Total Specialty Retail		1,841,481

Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	4,850	985,553	(a)
Burberry Group PLC	28,641	516,596	(a)
Cie Financiere Richemont SA, Registered Shares	10,637	1,469,226	(a)
Hermes International SCA	825	1,753,550	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,270	1,844,459	(a)
Pandora A/S	10,389	1,436,333	(a)
Swatch Group AG, Registered Shares	13,249	694,634	(a)

Total Textiles, Apparel & Luxury Goods		8,700,351

TOTAL CONSUMER DISCRETIONARY		25,517,799

CONSUMER STAPLES - 9.6%
Beverages - 0.3%
Diageo PLC	5,144	186,702	(a)
Kirin Holdings Co. Ltd.	35,800	524,117	(a)

Total Beverages		710,819

Consumer Staples Distribution & Retail - 4.3%
Carrefour SA	41,191	754,399	(a)
Empire Co. Ltd., Class A Shares	37,000	978,718
George Weston Ltd.	8,400	1,042,829
Jeronimo Martins SGPS SA	33,706	857,835	(a)
Koninklijke Ahold Delhaize NV	28,912	831,840	(a)
Lawson Inc.	14,200	733,465

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - (continued)
Loblaw Cos. Ltd.	10,300	$997,158
Marks & Spencer Group PLC	212,215	735,454	(a)
Tesco PLC	284,814	1,055,158	(a)
Woolworths Group Ltd.	32,949	835,915	(a)

Total Consumer Staples Distribution & Retail		8,822,771

Food Products - 2.7%
Associated British Foods PLC	23,342	703,505	(a)
Nestle SA, Registered Shares	25,439	2,948,886	(a)
Saputo Inc.	16,800	340,171
Toyo Suisan Kaisha Ltd.	14,500	748,147	(a)
WH Group Ltd.	459,673	296,856	(a)
Yakult Honsha Co. Ltd.	27,000	606,086	(a)

Total Food Products		5,643,651

Personal Care Products - 1.7%
L’Oreal SA	4,429	2,207,860	(a)
Shiseido Co. Ltd.	16,000	482,278	(a)
Unilever PLC, Euronext Amsterdam	17,035	825,643	(a)

Total Personal Care Products		3,515,781

Tobacco - 0.6%
Japan Tobacco Inc.	50,400	1,301,591	(a)

TOTAL CONSUMER STAPLES		19,994,613

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC	279,228	1,655,284	(a)
Eni SpA	103,711	1,759,084	(a)
Equinor ASA	28,363	898,879	(a)
Imperial Oil Ltd.	16,700	951,297
Inpex Corp.	60,000	802,905	(a)
MEG Energy Corp.	33,700	601,999	*
Repsol SA	92,582	1,373,355	(a)
Shell PLC, LSE	20,781	680,247	(a)
TotalEnergies SE	23,209	1,578,189	(a)

TOTAL ENERGY		10,301,239

FINANCIALS - 17.6%
Banks - 9.2%
Banco Bilbao Vizcaya Argentaria SA	180,000	1,640,567	(a)
Banco do Brasil SA	89,400	1,019,110	(a)
Banco Santander SA	416,419	1,741,749	(a)
Barclays PLC	463,740	908,034	(a)
BNP Paribas SA	22,000	1,527,806	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Banks - (continued)
Commerzbank AG	91,587	$1,088,584	(a)
Erste Group Bank AG	16,754	678,620	(a)
Hana Financial Group Inc.	13,403	449,598	(a)
HSBC Holdings PLC	201,045	1,626,447	(a)
ING Groep NV	69,560	1,043,021	(a)
Lloyds Banking Group PLC	2,132,202	1,293,260	(a)
NatWest Group PLC	237,278	660,915	(a)
Nordea Bank Abp	61,431	762,629	(a)
Societe Generale SA	36,825	979,741	(a)
Sumitomo Mitsui Financial Group Inc.	32,700	1,591,177	(a)
UniCredit SpA	75,950	2,068,095	(a)

Total Banks		19,079,353

Capital Markets - 1.7%
3i Group PLC	40,916	1,259,375	(a)
Deutsche Bank AG, Registered Shares	65,467	893,696	(a)
Partners Group Holding AG	558	806,841	(a)
SBI Holdings Inc.	25,600	574,549	(a)

Total Capital Markets		3,534,461

Financial Services - 0.3%
Eurazeo SE	8,000	636,113	(a)

Insurance - 6.4%
AIA Group Ltd.	50,400	438,625	(a)
Allianz SE, Registered Shares	8,706	2,326,603	(a)
Aviva PLC	134,030	741,646	(a)
Dai-ichi Life Holdings Inc.	39,100	829,426	(a)
Direct Line Insurance Group PLC	210,372	487,179	*(a)
Fairfax Financial Holdings Ltd.	800	738,091
Japan Post Insurance Co. Ltd.	39,800	706,475	(a)
Medibank Pvt. Ltd.	300,000	728,331	(a)
MS&AD Insurance Group Holdings Inc.	21,200	833,559	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,892	2,029,269	(a)
NN Group NV	20,962	828,436	(a)
Samsung Fire & Marine Insurance Co. Ltd.	2,594	528,492	(a)
SCOR SE	23,147	678,231	(a)
Swiss Re AG	5,807	653,465	(a)
T&D Holdings Inc.	48,100	763,610	(a)

Total Insurance		13,311,438

TOTAL FINANCIALS		36,561,365

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
HEALTH CARE - 12.0%
Biotechnology - 0.3%
Genmab A/S	2,365	$754,087	*(a)

Health Care Equipment & Supplies - 1.2%
Cochlear Ltd.	5,000	1,017,229	(a)
Demant A/S	14,000	614,043	*(a)
Hoya Corp.	6,300	784,597	(a)

Total Health Care Equipment & Supplies		2,415,869

Pharmaceuticals - 10.5%
AstraZeneca PLC	10,542	1,422,009	(a)
Chugai Pharmaceutical Co. Ltd.	33,200	1,254,241	(a)
GSK PLC	100,000	1,846,920	(a)
Hikma Pharmaceuticals PLC	23,000	524,103	(a)
Ipsen SA	5,361	639,510	(a)
Nippon Shinyaku Co. Ltd.	9,000	318,367	(a)
Novartis AG, Registered Shares	36,000	3,636,378	(a)
Novo Nordisk A/S, Class B Shares	55,216	5,722,100	(a)
Ono Pharmaceutical Co. Ltd.	29,100	517,675	(a)
Otsuka Holdings Co. Ltd.	20,700	774,118	(a)
Roche Holding AG	9,493	2,759,554	(a)
Sanofi SA	13,402	1,331,794	(a)
Shionogi & Co. Ltd.	20,000	962,560	(a)

Total Pharmaceuticals		21,709,329

TOTAL HEALTH CARE		24,879,285

INDUSTRIALS - 16.4%
Aerospace & Defense - 1.6%
Airbus SE	7,364	1,137,653	(a)
BAE Systems PLC	100,000	1,415,499
Thales SA	5,584	826,838	(a)

Total Aerospace & Defense		3,379,990

Air Freight & Logistics - 0.4%
DSV A/S	4,802	843,744	(a)

Building Products - 0.8%
Cie de Saint-Gobain SA	22,274	1,642,648	(a)

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	18,252	810,660	(a)

Electrical Equipment - 1.2%
ABB Ltd., Registered Shares	36,000	1,598,334	(a)
Legrand SA	8,600	895,572	(a)

Total Electrical Equipment		2,493,906

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Ground Transportation - 0.3%
TFI International Inc.	4,400	$598,510

Industrial Conglomerates - 2.0%
Hitachi Ltd.	17,000	1,222,805	(a)
Jardine Cycle & Carriage Ltd.	16,000	360,600	(a)
Jardine Matheson Holdings Ltd.	15,000	617,442	(a)
Siemens AG, Registered Shares	7,003	1,313,828	(a)
Smiths Group PLC	24,950	560,013	(a)

Total Industrial Conglomerates		4,074,688

Machinery - 2.1%
ANDRITZ AG	13,112	815,737	(a)
GEA Group AG	21,767	904,945	(a)
Georg Fischer AG, Registered Shares	6,542	476,089	(a)
Makita Corp.	40,000	1,100,215	(a)
Mitsubishi Heavy Industries Ltd.	11,200	652,110	(a)
NGK Insulators Ltd.	32,700	389,976	(a)

Total Machinery		4,339,072

Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd.	18,700	800,294	(a)
Kuehne + Nagel International AG, Registered Shares	2,839	979,730	(a)

Total Marine Transportation		1,780,024

Passenger Airlines - 1.3%
Air Canada	34,200	482,395	*
ANA Holdings Inc.	25,000	541,639	*(a)
Deutsche Lufthansa AG, Registered Shares	54,769	486,910	*(a)
Qantas Airways Ltd.	167,537	613,691	*(a)
Singapore Airlines Ltd.	120,700	599,315	(a)

Total Passenger Airlines		2,723,950

Professional Services - 1.4%
Bureau Veritas SA	28,840	729,645	(a)
Recruit Holdings Co. Ltd	17,900	748,419	(a)
Wolters Kluwer NV	9,819	1,396,944	(a)

Total Professional Services		2,875,008

Trading Companies & Distributors - 3.4%
Bunzl PLC	25,719	1,045,105	(a)
Howden Joinery Group PLC	94,938	982,871	(a)
Marubeni Corp.	67,100	1,056,459	(a)
Mitsubishi Corp.	103,635	1,650,829	(a)
Mitsui & Co. Ltd.	41,399	1,550,970	(a)
Rexel SA	25,130	689,724	(a)

Total Trading Companies & Distributors		6,975,958

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.7%
Aena SME SA	3,182	$577,569	(a)
Kamigumi Co. Ltd.	40,700	969,908	(a)

Total Transportation Infrastructure		1,547,477

TOTAL INDUSTRIALS		34,085,635

INFORMATION TECHNOLOGY - 7.9%
Electronic Equipment, Instruments & Components - 0.4%
TDK Corp.	18,500	877,351	(a)

IT Services - 0.7%
Otsuka Corp.	15,000	617,325	(a)
Wix.com Ltd.	5,919	728,155	*

Total IT Services		1,345,480

Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	6,288	4,746,732	(a)
Infineon Technologies AG	15,637	653,042	(a)
STMicroelectronics NV	23,000	1,153,657	(a)
Tokyo Electron Ltd.	5,600	995,343	(a)

Total Semiconductors & Semiconductor Equipment		7,548,774

Software - 2.3%
Check Point Software Technologies Ltd.	8,995	1,374,346	*
Monday.com Ltd.	3,300	619,773	*
Sage Group PLC	60,000	895,729	(a)
SAP SE	12,000	1,847,059	(a)

Total Software		4,736,907

Technology Hardware, Storage & Peripherals - 0.9%
Logitech International SA, Registered Shares	15,142	1,439,829	(a)
Seiko Epson Corp.	32,400	483,762	(a)

Total Technology Hardware, Storage & Peripherals		1,923,591

TOTAL INFORMATION TECHNOLOGY		16,432,103

MATERIALS - 7.7%
Chemicals - 3.4%
Air Liquide SA	4,020	782,675	(a)
Arkema SA	8,000	911,343	(a)
K+S AG, Registered Shares	21,818	344,443	(a)
Nitto Denko Corp.	11,300	843,265	(a)
Orica Ltd.	49,145	534,219	(a)
Shin-Etsu Chemical Co. Ltd.	55,900	2,337,915	(a)
Solvay SA	5,159	158,118	(a)
Syensqo SA	5,159	536,837	*
Yara International ASA	14,730	523,307	(a)

Total Chemicals		6,972,122

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Construction Materials - 0.5%
Heidelberg Materials AG	12,000	$1,072,658	(a)

Metals & Mining - 3.8%
ArcelorMittal SA	29,000	823,021	(a)
BHP Group Ltd.	30,000	1,024,939	(a)
BlueScope Steel Ltd.	33,508	534,200	(a)
Evraz PLC	161,909	0	*(a)(b)(c)
Fortescue Ltd.	58,743	1,158,256	(a)
Glencore PLC	122,861	738,523	(a)
JFE Holdings Inc.	47,200	730,241	(a)
Kinross Gold Corp.	94,000	568,945
Nippon Steel Corp.	35,000	799,532	(a)
Rio Tinto PLC	13,403	996,930	(a)
South32 Ltd.	251,307	568,366	(a)

Total Metals & Mining		7,942,953

TOTAL MATERIALS		15,987,733

REAL ESTATE - 2.1%
Diversified REITs - 0.3%
Stockland	220,952	670,067	(a)

Real Estate Management & Development - 1.5%
CK Asset Holdings Ltd.	164,000	823,132	(a)
Daito Trust Construction Co. Ltd.	7,200	833,374	(a)
Daiwa House Industry Co. Ltd.	27,100	819,244	(a)
Swire Pacific Ltd., Class A Shares	67,500	571,701	(a)

Total Real Estate Management & Development		3,047,451

Retail REITs - 0.3%
Klepierre SA	20,459	558,544	(a)

TOTAL REAL ESTATE		4,276,062

UTILITIES - 3.2%
Electric Utilities - 1.1%
Endesa SA	27,923	569,660	(a)
Iberdrola SA	73,650	966,051	(a)
Kansai Electric Power Co. Inc.	51,700	686,167	(a)

Total Electric Utilities		2,221,878

Gas Utilities - 0.8%
Snam SpA	134,030	689,574	(a)
Tokyo Gas Co. Ltd.	40,900	938,191	(a)

Total Gas Utilities		1,627,765

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY		SHARES	VALUE
Multi-Utilities - 1.3%
Centrica PLC		565,386	$1,013,570	(a)
E.ON SE		50,000	671,753	(a)
Engie SA		56,783	1,000,306	(a)

Total Multi-Utilities			2,685,629

TOTAL UTILITIES			6,535,272

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,033,058)			203,795,955

	RATE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,206,683)	5.622%	2,206,683	2,206,683	(d)

TOTAL INVESTMENTS - 99.4% (Cost - $178,239,741)			206,002,638
Other Assets in Excess of Liabilities - 0.6%			1,340,126

TOTAL NET ASSETS - 100.0%			$207,342,764

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

LSE	— London Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

10	Franklin International Equity Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Franklin International Equity Fund 2023 Quarterly Report	11

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$730,639	$8,494,210	—		$9,224,849
Consumer Discretionary	562,108	24,955,691	—		25,517,799
Consumer Staples	4,092,341	15,902,272	—		19,994,613
Energy	1,553,296	8,747,943	—		10,301,239
Financials	738,091	35,823,274	—		36,561,365
Industrials	2,496,404	31,589,231	—		34,085,635
Information Technology	2,722,274	13,709,829	—		16,432,103
Materials	1,105,782	14,881,951	$0	**	15,987,733
Other Common Stocks	—	35,690,619	—		35,690,619

Total Long-Term Investments	14,000,935	189,795,020	0	**	203,795,955

Short-Term Investments†	2,206,683	—	—		2,206,683

Total Investments	$16,207,618	$189,795,020	$0	**	$206,002,638

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

12	Franklin International Equity Fund 2023 Quarterly Report